Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
Jun. 30, 2022 segment revenueCategory
Disclosure of classes of share capital [line items]
Number of reporting segments	1
Number of operating segments	1
Number of categories of revenue | revenueCategory	3
Bottom of range
Disclosure of classes of share capital [line items]
Contractual term of subscription revenues	1 month
Top of range
Disclosure of classes of share capital [line items]
Contractual term of subscription revenues	12 months